Asian Growth Cubs ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 86.5%
INDONESIA – 32.5%
AKR Corporindo TBK PT	3,296,100	$302,725
Bank Central Asia TBK PT	595,700	360,462
Bank Neo Commerce TBK PT*	5,140,161	154,750
Bukalapak.com PT TBK*	13,768,400	197,213
Elang Mahkota Teknologi TBK PT	3,636,900	156,763
Indofood CBP Sukses Makmur TBK PT	374,300	277,995
Kalbe Farma TBK PT	1,880,600	238,816
Media Nusantara Citra TBK PT	3,917,700	163,671
Mitra Adiperkasa TBK PT	3,952,800	519,002
Mitra Keluarga Karyasehat TBK PT	1,416,200	273,285
Prodia Widyahusada TBK PT	489,500	214,237
Telkom Indonesia Persero TBK PT	1,222,600	301,596
Unilever Indonesia TBK PT	820,200	209,401
		3,369,916
MALAYSIA – 5.3%
CTOS Digital BHD	885,599	274,970
Frontken Corp. BHD	387,813	278,668
		553,638
PHILIPPINES – 18.8%
ACEN Corp.*	1,622,100	154,162
Ayala Corp.	19,690	220,471
Bank of the Philippine Islands	190,868	397,895
Bloomberry Resorts Corp.*	1,411,600	304,808
Converge Information and Communications Technology Solutions, Inc.*	965,100	177,469
Megaworld Corp.	3,988,000	148,847
SM Prime Holdings, Inc.	397,200	241,538
Universal Robina Corp.	136,640	304,999
		1,950,189
SINGAPORE – 5.6%
Grab Holdings Ltd., Class A*	77,120	295,370
Sea Ltd., ADR*	4,306	286,435
		581,805
THAILAND – 8.3%
Chularat Hospital PCL	3,285,717	278,380
Fabrinet*	2,183	269,906
Mega Lifesciences PCL	279,571	316,499
		864,785
VIETNAM – 16.0%
Ho Chi Minh City Development Joint Stock Commercial Bank	395,945	290,011
Khang Dien House Trading and Investment JSC*	246,850	390,792
Saigon Beer Alcohol Beverage Corp.	24,100	159,531
Thien Long Group Corp.	99,700	247,908
Viet Capital Securities JSC	176,900	324,861
Vietnam Dairy Products JSC	74,800	246,307
		1,659,410
TOTAL COMMON STOCKS
(Cost $10,070,242)		8,979,743

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 4.1%
EQUITY – 4.1%
DCVFMVN Diamond ETF*	370,500	$420,591
TOTAL EXCHANGE-TRADED FUNDS
(Cost $402,564)		420,591

SHORT-TERM INVESTMENTS – 9.5%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(a)	980,820	980,820
TOTAL SHORT-TERM INVESTMENTS
(Cost $980,820)		980,820
TOTAL INVESTMENTS – 100.1%
(Cost $11,453,626)		10,381,154
Liabilities in Excess of Other Assets – (0.1%)		(2,249)
TOTAL NET ASSETS – 100.0%		$10,378,905

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

ADR	:	American Depositary Receipt
JSC	:	Joint Stock Company